INTANGIBLE ASSETS (Details) (CNY)	Dec. 31, 2013	Dec. 31, 2012
Intangible assets disclosures
Intangible assets	393,663,987	351,131,021
Less: accumulated amortization	(37,010,965)	(29,647,601)
Net book value	356,653,022	321,483,420
Trademark
Intangible assets disclosures
Intangible assets not subject to amortization	314,329,235	290,715,235
Net book value - intangible assets not subject to amortization	314,329,235	290,715,235
Golf Membership Certificate
Intangible assets disclosures
Intangible assets not subject to amortization	4,200,000	4,200,000
Net book value - intangible assets not subject to amortization	4,200,000	4,200,000
Others
Intangible assets disclosures
Intangible assets not subject to amortization	8,785,287	8,736,321
Net book value - intangible assets not subject to amortization	8,785,287	8,736,321
Non-compete agreements
Intangible assets disclosures
Intangible assets to be amortized	11,479,610	11,479,610
Less: accumulated amortization	(11,479,610)	(9,183,688)
Net book value - intangible assets to be amortized		2,295,922
Customer list
Intangible assets disclosures
Intangible assets to be amortized	15,942,578	15,942,578
Less: accumulated amortization	(11,982,578)	(10,499,636)
Net book value - intangible assets to be amortized	3,960,000	5,442,942
Supplier relationship
Intangible assets disclosures
Intangible assets to be amortized	27,780,000	9,700,000
Less: accumulated amortization	(3,178,333)	(1,455,000)
Net book value - intangible assets to be amortized	24,601,667	8,245,000
Technology patent
Intangible assets disclosures
Intangible assets to be amortized	9,240,000	9,240,000
Less: accumulated amortization	(9,240,000)	(7,392,000)
Net book value - intangible assets to be amortized		1,848,000
Cross-border travel agency license
Intangible assets disclosures
Intangible assets to be amortized	1,117,277	1,117,277
Less: accumulated amortization	(1,117,277)	(1,117,277)
Others
Intangible assets disclosures
Intangible assets to be amortized	790,000
Net book value - intangible assets not subject to amortization	776,833
Less: accumulated amortization	(13,167)